Property and Equipment (Details Narrative) - USD ($)	3 Months Ended
	Feb. 28, 2021	Nov. 30, 2020
Property, Plant and Equipment [Abstract]
Lab equipment not available for use	$ 514,502	$ 514,502
Return of equipment	$ 32,269